Debt Obligations Debt Obligations (Schedule Of Debt Obligations) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Other Long-term Debt		$ 0
Unamortized Net Premiums And Fair Value Adjustments	386
Long-term Debt	22,053	11,371
Current maturities of long-term debt	(613)	(424)
LONG-TERM DEBT, less current maturities	21,440	10,947
Parent Company [Member]
Debt Instrument [Line Items]
Other Long-term Debt	19	1
Unamortized Net Premiums And Fair Value Adjustments	(34)	(1)
Current maturities of long-term debt	(4)	0
LONG-TERM DEBT, less current maturities	3,840	1,872
Parent Company [Member] | ETE Senior Notes, due October 15, 2020 [Member]
Debt Instrument [Line Items]
Senior Notes	1,800	1,800
Parent Company [Member] | ETE Senior Secured Term Loan [Member]
Debt Instrument [Line Items]
Senior Notes	2,000	0
Parent Company [Member] | ETE Senior Secured Revolving Credit Facilities [Member]
Debt Instrument [Line Items]
Outstanding borrowings	60	72
ETP [Member]
Debt Instrument [Line Items]
Other Long-term Debt	0	81
Unamortized Net Premiums And Fair Value Adjustments	(14)	(2)
ETP [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Outstanding borrowings	1,395	314
ETP [Member] | 5.65% Senior Notes due August 1, 2012 [Member]
Debt Instrument [Line Items]
Senior Notes	0	400
ETP [Member] | 6.0% Senior Notes due July 1, 2013 [Member]
Debt Instrument [Line Items]
Senior Notes	350	350
ETP [Member] | 8.5% Senior Notes due April 15, 2014 [Member]
Debt Instrument [Line Items]
Senior Notes	292	350
ETP [Member] | 5.95% Senior Notes due February 1, 2015 [Member]
Debt Instrument [Line Items]
Senior Notes	750	750
ETP [Member] | 6.125% Senior Notes due February 15, 2017 [Member]
Debt Instrument [Line Items]
Senior Notes	400	400
ETP [Member] | 6.7% Senior Notes due July 1, 2018 [Member]
Debt Instrument [Line Items]
Senior Notes	600	600
ETP [Member] | 9.7% Senior Notes due March 15, 2019 [Member]
Debt Instrument [Line Items]
Senior Notes	400	600
ETP [Member] | 9.0% Senior Notes due April 15, 2019 [Member]
Debt Instrument [Line Items]
Senior Notes	450	650
ETP [Member] | 4.65% Senior Notes due June 1, 2021 [Member]
Debt Instrument [Line Items]
Senior Notes	800	800
ETP [Member] | 6.625% Senior Notes due October 15, 2036 [Member]
Debt Instrument [Line Items]
Senior Notes	400	400
ETP [Member] | 7.5% Senior Notes due July 1, 2038 [Member]
Debt Instrument [Line Items]
Senior Notes	550	550
ETP [Member] | 6.05% Senior Notes due June 1, 2041 [Member]
Debt Instrument [Line Items]
Senior Notes	700	700
ETP [Member] | 6.875% Senior Notes due December 1, 2018 [Member]
Debt Instrument [Line Items]
Senior Notes	1,000	0
ETP [Member] | 6.5% Senior Notes due July 15, 2021[Member]
Debt Instrument [Line Items]
Senior Notes	1,000	0
Regency [Member]
Debt Instrument [Line Items]
Unamortized Net Premiums And Fair Value Adjustments	3	5
Regency [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Outstanding borrowings	192	332
Regency [Member] | 6.125% Senior Notes due February 15, 2017 [Member]
Debt Instrument [Line Items]
Senior Notes	700	0
Regency [Member] | 9.375% Senior Notes due June 1,2016 [Member]
Debt Instrument [Line Items]
Senior Notes	162	250
Regency [Member] | 6.875% Senior Notes due December 1, 2018 [Member]
Debt Instrument [Line Items]
Senior Notes	600	600
Regency [Member] | 6.5% Senior Notes due July 15, 2021[Member]
Debt Instrument [Line Items]
Senior Notes	500	500
SUG [Member]
Debt Instrument [Line Items]
Unamortized Net Premiums And Fair Value Adjustments	49	0
SUG [Member] | ETE Senior Notes, due October 15, 2020 [Member]
Debt Instrument [Line Items]
Senior Notes	360	0
SUG [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Outstanding borrowings	210	0
SUG [Member] | 5.65% Senior Notes due August 1, 2012 [Member]
Debt Instrument [Line Items]
Senior Notes	300	0
SUG [Member] | Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Senior Notes	600	0
Southern Union [Member]
Debt Instrument [Line Items]
Other Long-term Debt	7
Sunoco [Member]
Debt Instrument [Line Items]
Other Long-term Debt	25	0
Sunoco [Member] | ETE Senior Notes, due October 15, 2020 [Member]
Debt Instrument [Line Items]
Senior Notes	250	0
Sunoco [Member] | 5.65% Senior Notes due August 1, 2012 [Member]
Debt Instrument [Line Items]
Senior Notes	250	0
Sunoco [Member] | 6.0% Senior Notes due July 1, 2013 [Member]
Debt Instrument [Line Items]
Senior Notes	400	0
Sunoco [Member] | 6.125% Senior Notes due February 15, 2017 [Member]
Debt Instrument [Line Items]
Senior Notes	65	0
Unamortized Net Premiums And Fair Value Adjustments	104	0
Sunoco Logistics [Member] | Sunoco Logistics Revolving Credit Facility, due August 2013 [Member]
Debt Instrument [Line Items]
Outstanding borrowings	26	0
Sunoco Logistics [Member] | ETE Senior Notes, due October 15, 2020 [Member]
Debt Instrument [Line Items]
Senior Notes	175	0
Sunoco Logistics [Member] | 5.65% Senior Notes due August 1, 2012 [Member]
Debt Instrument [Line Items]
Senior Notes	175	0
Sunoco Logistics [Member] | 6.0% Senior Notes due July 1, 2013 [Member]
Debt Instrument [Line Items]
Senior Notes	250	0
Sunoco Logistics [Member] | 8.5% Senior Notes due April 15, 2014 [Member]
Debt Instrument [Line Items]
Senior Notes	250	0
Sunoco Logistics [Member] | 5.95% Senior Notes due February 1, 2015 [Member]
Debt Instrument [Line Items]
Senior Notes	300	0
Sunoco Logistics [Member] | 6.7% Senior Notes due July 1, 2018 [Member]
Debt Instrument [Line Items]
Senior Notes	300	0
Sunoco Logistics [Member] | Sunoco Logistics Revolving Credit Facility, due April 2015 [Member]
Debt Instrument [Line Items]
Outstanding borrowings	20	0
Sunoco Logistics [Member] | Sunoco Logistics Revolving Credit Facility, due August 2016 [Member]
Debt Instrument [Line Items]
Outstanding borrowings	93	0
Unamortized Net Premiums And Fair Value Adjustments	143	0
Transwestern [Member] | Unsecured Debt [Member] | 5.39% Senior Notes due November 17, 2014 [Member]
Debt Instrument [Line Items]
Senior Notes	88	88
Transwestern [Member] | Unsecured Debt [Member] | 5.54% Senior Notes due November 17, 2016 [Member]
Debt Instrument [Line Items]
Senior Notes	125	125
Transwestern [Member] | Unsecured Debt [Member] | 5.64% Senior Notes due May 24, 2017 [Member]
Debt Instrument [Line Items]
Senior Notes	82	82
Transwestern [Member] | Unsecured Debt [Member] | 5.36% Senior Notes due December 9, 2020 [Member]
Debt Instrument [Line Items]
Senior Notes	175	175
Transwestern [Member] | Unsecured Debt [Member] | 5.89% Senior Notes due May 24, 2022 [Member]
Debt Instrument [Line Items]
Senior Notes	150	150
Transwestern [Member] | Unsecured Debt [Member] | 5.66% Senior Notes due December 9, 2024 [Member]
Debt Instrument [Line Items]
Senior Notes	175	175
Transwestern [Member] | Unsecured Debt [Member] | 6.16% Senior Notes due May 24, 2037 [Member]
Debt Instrument [Line Items]
Senior Notes	75	75
Unamortized Net Premiums And Fair Value Adjustments	(1)	(1)
Panhandle [Member]
Debt Instrument [Line Items]
Unamortized Net Premiums And Fair Value Adjustments	136	0
Panhandle [Member] | ETE Senior Notes, due October 15, 2020 [Member]
Debt Instrument [Line Items]
Senior Notes	250	0
Panhandle [Member] | 5.65% Senior Notes due August 1, 2012 [Member]
Debt Instrument [Line Items]
Senior Notes	300	0
Panhandle [Member] | 6.0% Senior Notes due July 1, 2013 [Member]
Debt Instrument [Line Items]
Senior Notes	400	0
Panhandle [Member] | 8.5% Senior Notes due April 15, 2014 [Member]
Debt Instrument [Line Items]
Senior Notes	150	0
Panhandle [Member] | 5.95% Senior Notes due February 1, 2015 [Member]
Debt Instrument [Line Items]
Senior Notes	66	0
Panhandle [Member] | Term Loan [Member]
Debt Instrument [Line Items]
Senior Notes	$ 455	$ 0